IFRS 7 Disclosure (Structural Interest Rate Sensitivity Measures) (Details) - CAD ($) $ in Millions	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
100 bps increase [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	$ (2,521)	$ (2,515)	$ (2,573)
NII Sensitivity	745	790	597
100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	2,179	2,092	2,056
NII Sensitivity	(815)	$ (860)	$ (789)
Canada [member] | 100 bps increase [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	(1,021)
NII Sensitivity	382
Canada [member] | 100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	967
NII Sensitivity	(417)
United States [member] | 100 bps increase [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	(1,500)
NII Sensitivity	363
United States [member] | 100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	1,212
NII Sensitivity	$ (398)